Accrued Interest and Dividends Receivable	12 Months Ended
Sep. 30, 2012
Accrued Interest and Dividends Receivable

Note 7: Accrued Interest and Dividends Receivable

At September 30, 2012 and 2011, accrued interest and dividends receivable are summarized as follows:

	September 30,
	2012	2011
Loans Receivable	$2,520,272	$2,806,716
Mortgage – backed securities and collaterized mortgage obligations	462,466	461,486
Other investment securities	258,582	422,231

	$3,241,320	$3,690,433